SHARE OPTION PLANS (Details) (Stock Options [Member]) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 NOK	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period, minimum		3 years			1 year	3 years
Share-based payment award, expiration period	5 years	5 years
Further grant of options	0	145,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate (in hundredths)	1.35%
Expected life	3 years 6 months
Expected volatility (in hundredths)	62.27%
Expected dividend yield (in hundredths)	0.00%
Estimated risk free interest rate basis	interest rate on three-year U.S. treasury zero coupon issues.
Assumption of percentage of options granted will vest (in hundredths)	95.00%		95.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)	739,700	650,700	663,000
Exercised (in shares)		(6,700)	(2,300)
Forfeited (in shares)	(13,700)	(49,300)	(10,000)
Granted (in shares)		145,000
Options outstanding at end of period (in shares)	726,000	739,700	650,700
Options outstanding at end of period, Exercisable, Number (in shares)	629,300	396,500	219,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding at beginning of period, weighted average exercise price (in krones per share)	$ 130.46	$ 131.65	$ 144.16
Exercised, weighted average exercise price (in krones per share)		$ 132.71	$ 131.65
Forfeited, weighted average exercise price (in krones per share)	$ 130.46	$ 130.36	$ 133.71
Granted, weighted average grant price (in krones per share)		$ 131.10
Options outstanding at end of period, weighted average exercise price (in krones per share)	$ 130.46	$ 130.46	$ 131.65
Options outstanding at end of period, Exercisable, number (in shares)	629,300	396,500	219,000
Options outstanding at end of period, Exercisable, weighted average exercise price (in Krones per share)	$ 130.46	$ 130.46	$ 131.65	0.00
Options outstanding at end of period, Exercisable, weighted average remaining contractual terms (in years)	2 years	3 years	3 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 2.5	$ 1.8	$ 2.0
Options granted, weighted average grant date fair value	$ 0.00	$ 10.42	$ 0.00
Options exercised in period, intrinsic value	0	0.04	0
Options outstanding and exercisable, intrinsic value	0	0
Employee service share-based compensation, aggregate disclosures [Abstract]
Non-vested awards, unrecognized compensation cost	0.2	1.1
Unrecognized compensation expense, period for recognition	1 year 3 months 18 days
Compensation expense recognized	$ 0.8	$ 1.6	$ 2.1